Segment reporting and information on geographical areas - Summary of Revenue and Non-Current Assets Breakage Based on Geographical Areas (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Intangible assets	€ 13,336	€ 18,058
Property, plant and equipment	22,936	22,309
Right-of-use assets	26,168	8,782	€ 8,827
Non-current assets	63,640	49,953
Total	62,440	49,149	45,564
Germany
Disclosure of geographical areas [line items]
Intangible assets	13,336	18,058	19,969
Property, plant and equipment	20,007	18,589	14,490
Right-of-use assets	24,497	6,447	6,053
Non-current assets	57,840	43,094	40,512
USA
Disclosure of geographical areas [line items]
Property, plant and equipment	2,929	3,720	2,278
Right-of-use assets	1,671	2,335	2,774
Non-current assets	€ 4,600	€ 6,055	€ 5,052